Related parties - Other information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2021	[1]
Related parties
Balances due under the agreement	$ 14,610	$ 10,547
Due from related parties	2,155	4,662	[1]			$ 3,641
Aggregate compensation of short and long-term benefits	283,089	239,215	[2]	$ 163,776	[2]
(Benefit) expense arising from cash-settled share-based payments transactions		(2,984)		5,362
Expense arising from cash-settled share-based payments transactions	(4,365)
Servprot S.A. de C.V.
Related parties
Security service	$ 207	175		161
Aeromantenimiento, S.A.
Related parties
Agreement term	5 years
Balances due under the agreement		403
Aircraft, engine maintenance and technical support	$ 3,860	8,107		11,743
Aircraft maintenance	3,690	7,964		11,556
One Link, S.A. de C.V.
Related parties
Expenses under the agreement				3,634
Call center fees				3,634
Mijares, Angoitia, Corts y Fuentes
Related parties
Balances due under the agreement	22
Expenses under the agreement	196	214		260
Frontier Airlines Inc
Related parties
Balances due under the agreement	2	2
Due from related parties	2,155	4,662
Account payable	2	2
Code-share	5	3,547		7,385
Directors and officers
Related parties
Share-based payments transactions	5,074	4,410		3,519
(Benefit) expense arising from cash-settled share-based payments transactions	(4,365)	(2,984)		5,362
Provision for cash bonuses	7,027	7,602
Salaries and benefits for directors and officers	6,893	7,602		0
Board of Directors
Related parties
Aggregate compensation of short and long-term benefits	561
Chairman and independent members of the board of directors
Related parties
Aggregate compensation of short and long-term benefits		622		257
Rest of the directors
Related parties
Aggregate compensation of short and long-term benefits	177	179		165
Senior managers
Related parties
Aggregate compensation of short and long-term benefits	17,630	18,829		11,913
Grupo Aeroportuario del Centro Norte
Related parties
Balances due under the agreement	13,579	9,687
Account payable	13,579	9,687
Amount expensed	9,792	6,607		1,486
A&P International Services, S.A.P.I ("AISG")
Related parties
Balances due under the agreement	191
Account payable	191
Amount expensed	914
Aircraft maintenance	914
MRO Commercial, S.A.
Related parties
Balances due under the agreement	1
Aircraft maintenance	11,097
Chevez, Ruiz, Zamarripa y Ca., S.C
Related parties
Balances due under the agreement	815	455
Account payable	815	455
Amount expensed	$ 923	$ 238		$ 224

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.
[2]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.